Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of associates [line items]
Value of Group's interest in equity		$ 25,035	$ 36,507
Group's interest in comprehensive income (loss)		$ (5,172)	$ (333)		$ (2,906)
New Lipstick [Member]
Disclosure of associates [line items]
% ownership interest	[1]	49.96%	49.90%		49.90%
Value of Group's interest in equity	[1]	$ (6,058)	$ (3,815)
Group's interest in comprehensive income (loss)	[1]	$ (2,238)	$ (3,703)		$ (4,794)
Place of business / Country of incorporation	[2]	US
Main activity	[2]	Real estate
Share capital (nominal value)	[2]
Profit / (Loss) for the year	[2]	$ (31)
Shareholders' equity	[2]	$ (210)
BHSA [Member]
Disclosure of associates [line items]
% ownership interest	[3]	29.91%	29.91%		30.66%
Value of Group's interest in equity	[3]	$ 3,114	$ 5,103
Group's interest in comprehensive income (loss)	[3]	$ (1,687)	$ 291		$ (885)
Place of business / Country of incorporation	[4]	Argentina
Main activity	[4]	Financial
Common shares 1 vote	[4]	48,689,072
Share capital (nominal value)	[4],[5]	1,500
Profit / (Loss) for the year	[4],[5]	$ 1,698
Shareholders' equity	[4],[5]	$ 10,496
Condor [Member]
Disclosure of associates [line items]
% ownership interest	[6]	18.90%	28.10%		28.72%
Value of Group's interest in equity	[6]	$ 974	$ 1,083
Group's interest in comprehensive income (loss)	[6]	$ 27	$ 417		$ 907
Place of business / Country of incorporation	[6]	US
Main activity	[6]	Hotel
Common shares 1 vote	[6]	2,198,225
Profit / (Loss) for the year	[6]	$ 4
Shareholders' equity	[6]	$ 107
PBEL [Member]
Disclosure of associates [line items]
% ownership interest		45.40%	45.40%		45.40%
Value of Group's interest in equity		$ 1,385	$ 1,632
Group's interest in comprehensive income (loss)		$ (82)	$ 291		$ 528
Place of business / Country of incorporation		India
Main activity		Real estate
Common shares 1 vote		450
Share capital (nominal value)	[7]	1
Profit / (Loss) for the year		$ (20)
Shareholders' equity		$ 512
Shufersal Ltd. [Member]
Disclosure of associates [line items]
% ownership interest		26.02%	33.56%	[8]
Value of Group's interest in equity		$ 16,102	$ 19,856	[8]
Group's interest in comprehensive income (loss)		$ 208
Place of business / Country of incorporation	[9]	Israel
Main activity	[9]	Retail
Common shares 1 vote	[9]	79,282,087
Share capital (nominal value)	[9]	242
Profit / (Loss) for the year	[9]	$ 254
Shareholders' equity	[9]	$ 1,859
Other Associates [Member]
Disclosure of associates [line items]
Value of Group's interest in equity			2,342		4,127
Group's interest in comprehensive income (loss)			$ (725)		$ 188		$ (1,009)
Quality [Member]
Disclosure of associates [line items]
% ownership interest		50.00%	50.00%		50.00%
Value of Group's interest in equity		$ 1,308	$ 1,665
Group's interest in comprehensive income (loss)		$ (408)	$ 613		$ 1,090
Place of business / Country of incorporation	[10]	Argentina
Main activity	[10]	Real estate
Common shares 1 vote	[10]	120,827,022
Share capital (nominal value)	[10]	326
Profit / (Loss) for the year	[10]	$ (816)
Shareholders' equity	[10]	$ 2,571
La Rural S.A. [Member]
Disclosure of associates [line items]
% ownership interest		50.00%	50.00%		50.00%
Value of Group's interest in equity		$ 71	$ 272
Group's interest in comprehensive income (loss)		$ 101	$ (31)		$ 28
Place of business / Country of incorporation		Argentina
Main activity		Organization of events
Common shares 1 vote		714,498
Share capital (nominal value)		1
Profit / (Loss) for the year		$ 227
Shareholders' equity		$ 72
Mehadrin [Member]
Disclosure of associates [line items]
% ownership interest		45.41%	45.41%		45.41%
Value of Group's interest in equity		$ 3,390	$ 3,535	[11]
Group's interest in comprehensive income (loss)		$ (78)	893	[11]	$ 30	[11]
Place of business / Country of incorporation	[12]	Israel
Main activity	[12]	Agriculture
Common shares 1 vote	[12]	1,509,889
Share capital (nominal value)	[7],[12]	3
Profit / (Loss) for the year	[12]	$ 32
Shareholders' equity	[12]	611
Other Joint Ventures [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		2,407	3,049
Group's interest in comprehensive income (loss)		$ (290)	$ 708		$ 1,199

[1]	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021. In June 2019, an Escrow Agreemen was signed for the sum of US$ 5.1 million, through which an option was purchased to purchase the controlling stake on one of the lands on which the Lipstick building is build. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. The effect of Treasury shares was considered. Share market value is Ps. 6.65 per share
[2]	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and it has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021. In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.
[3]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium buissnes and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.Adama is specialized in the chemical industry, mainly, in the agrochemical industry. See note 4.I.
[4]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
[5]	The balances as of June 30, 2019 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards.
[6]	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share.
[7]	Amounts in millions of NIS.
[8]	Share market value as of June 30, 2018 is NIS 2.24 per share
[9]	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
[10]	Quality is dedicated to the exploitation of the San Martin property (former property of Nobleza Piccardo S.A.I.C. and F.).
[11]	Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.
[12]	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.